Offerings	Aug. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,500,000
Proposed Maximum Offering Price per Unit	37.03
Maximum Aggregate Offering Price	$ 203,665,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,181.11
Offering Note	(1) Of the 6,084,042 shares of Common Stock offered by this prospectus supplement and the accompanying prospectus, 5,500,000 shares are newly registered. The registration fee with respect to such shares was calculated under Rule 457(c) by multiplying such number of shares by $37.03, the average of the high and low prices for the Common Stock of Avista Corporation on August 7, 2025, as reported in the consolidated reporting system for NYSE listed securities, by 0.00015310, the currently applicable fee rate. Such registration fee is being paid contemporaneously with the filing of this prospectus supplement. (2) Of the 6,084,042 shares of Common Stock offered by this prospectus supplement and the accompanying prospectus, 584,042 shares were included in the 4,000,000 shares offered by the Registrant's prospectus supplement, dated and filed under Rule 424(b)(5) on August 2, 2023 under Registration Statement, No. 333-264790, and the accompanying prospectus, but remain unsold. A registration fee of $17,050.14 was paid contemporaneously with the filing of such prospectus supplement, and the portion of such registration fee allocable to the aforesaid 584,042 shares (calculated by multiplying such number of shares by the then applicable market price per share of $38.68 and multiplying that product by the then applicable fee rate of 0.0001102) was $2,489.50. No further registration fee is due with respect to such shares.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	584,042
Maximum Aggregate Offering Price	$ 22,590,744.56
Carry Forward Form Type	S-3
Carry Forward File Number	333-264790
Carry Forward Initial Effective Date	May 09, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,489.50